Net financial income (loss) (Tables)	6 Months Ended
Jun. 30, 2022
Net Financial Income (Loss) [Abstract]
Summary of Net Financial Income (Loss)

	For the six month period ended June 30,
(in thousands of euros)	2022	2021
Income from cash and cash equivalents	6	—
Foreign exchange gains	2,459	2,511
Other financial income	—	—
Total financial income	2,465	2,511
Interest cost	(2,602)	(2,960)
IFRS 16 related interests	(122)	(152)
Foreign exchange losses	(216)	(39)
Total financial expenses	(2,940)	(3,152)
Net financial income (loss)	(474)	(640)